Equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Equity

9. Equity

As at December 31, 2012 and June 30, 2013, the Company's authorized share capital was 500 million common shares, par value US$0.0001 per share.

In November 2007, the Company adopted the 2007 Long Term Incentive Plan (the "2007 Plan") which provides for the grant of options, restricted shares, restricted stock units, stock appreciation rights and other stock-based awards to purchase its common shares. The maximum aggregate number of common shares which may be issued pursuant to all awards, including options, is 10 million common shares, subject to adjustment to account for changes in the capitalization of the Company. There were no new option grants during the six months ended June 30, 2013.

(i) During the year ended December 31, 2012, 76,095 options were exercised at US$0.0001 per share under the 2007 Plan.

(ii) During the year ended December 31, 2012, 43,980 options were exercised at US$1.21 per share under the 2007 Plan.

(iii) During the year ended December 31, 2012, 33,500 options were exercised at US$1.365 per share under the 2007 Plan.

(iv) On June 19, 2012 the Company announced a new share repurchase program of up to US$20 million. During the year ended December 31, 2012, 4,091,650 common shares were repurchased at a total cost of US$5,708,281.

(v) During the year ended December 31, 2012, the Company distributed dividends to common shareholders of US$8,769,530.

(vi) During the six months ended June 30, 2013, 133,332 options were exercised at US$1.82 per share under the 2007 Plan.

(vii) During the six months ended June 30, 2013, 1,279,020 options were exercised at US$1.21 per share under the 2007 Plan.

(viii) During the six months ended June 30, 2013, 2,629,716 common shares were repurchased at a total cost of US$5,767,159.

(ix) During the six months ended June 30, 2013, the Company distributed dividends to common shareholders of US$7,181,861.